Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2022
Land Use Rights, Net [Abstract]
Schedule of land use rights, net
	As of December 31,
	2021	2022
	RMB	RMB	US$
Land use rights, cost	1,388	1,388	201
Less:
Accumulated amortization	(250)	(277)	(40)
Land use rights, net	1,138	1,111	161